Investment Portfolio	as of March 31, 2020 (Unaudited)

DWS International Growth VIP

	Shares	Value ($)
Common Stocks 93.8%
Argentina 1.6%
Globant SA* (a)	2,412	211,967
Grupo Supervielle SA (ADR) (b)	3,968	6,190
(Cost $186,160)		218,157
Brazil 0.9%
Magazine Luiza SA	5,637	42,298
Pagseguro Digital Ltd. "A"* (a)	4,430	85,632
(Cost $178,962)		127,930
Canada 8.5%
Agnico Eagle Mines Ltd.	5,048	201,518
Alimentation Couche-Tard, Inc. "B"	5,580	131,441
Brookfield Asset Management, Inc. "A"	9,774	433,243
Canada Goose Holdings, Inc.* (b)	3,715	74,284
Canadian National Railway Co.	2,610	204,063
Toronto-Dominion Bank	3,100	131,794
(Cost $938,923)		1,176,343
China 8.6%
Alibaba Group Holding Ltd. (ADR)*	1,560	303,389
Luckin Coffee, Inc. (ADR)* (b)	1,265	34,395
Minth Group Ltd.	16,870	35,790
Momo, Inc. (ADR)	3,331	72,250
New Oriental Education & Technology Group, Inc. (ADR)*	850	92,004
Ping An Healthcare and Technology Co., Ltd. 144A*	2,100	19,389
Ping An Insurance (Group) Co. of China Ltd. "H"	33,000	323,323
Tencent Holdings Ltd.	6,400	314,940
(Cost $881,183)		1,195,480
Finland 0.3%
Sampo Oyj "A" (Cost $60,169)	1,263	36,942
France 11.5%
Airbus SE	1,067	69,872
BNP Paribas SA	1,857	55,930
Capgemini SE	1,600	134,446
Cie de Saint-Gobain	2,700	65,444
LVMH Moet Hennessy Louis Vuitton SE	813	301,694
Orpea	1,082	112,742
Schneider Electric SE	481	40,951
SMCP SA 144A*	8,225	34,966
Teleperformance	1,012	211,194
Total SA (b)	6,004	229,796
VINCI SA	2,736	226,438
Vivendi SA	5,423	116,926
(Cost $1,941,430)		1,600,399
Germany 12.8%
adidas AG	330	74,226
Allianz SE (Registered)	1,408	242,553
BASF SE	2,000	95,302
Deutsche Boerse AG	2,802	386,237
Evonik Industries AG	6,411	133,340
Evotec SE*	3,915	87,597
Fresenius Medical Care AG & Co. KGaA	3,122	206,526
LANXESS AG	2,236	88,686
SAP SE	1,700	189,040
TeamViewer AG*	6,933	277,128
(Cost $1,995,185)		1,780,635
Hong Kong 0.7%
Techtronic Industries Co., Ltd. (Cost $38,072)	16,097	103,659
Ireland 3.6%
Experian PLC	9,820	271,429
Kerry Group PLC1 "A"	2,035	235,747
(Cost $343,816)		507,176
Japan 9.7%
Daikin Industries Ltd.	2,500	304,097
Fast Retailing Co., Ltd.	300	122,788
Hoya Corp.	2,600	221,524
Kao Corp.	1,100	90,048
Keyence Corp.	800	257,902
MISUMI Group, Inc.	3,911	85,084
Pigeon Corp.	3,900	150,206
Shimadzu Corp.	4,300	112,315
(Cost $1,176,359)		1,343,964
Korea 1.6%
Samsung Electronics Co., Ltd. (Cost $248,084)	5,801	225,384
Luxembourg 0.9%
Eurofins Scientific (Cost $53,082)	244	121,014
Macau 0.8%
Sands China Ltd. (Cost $169,234)	32,000	116,683
Malaysia 0.8%
IHH Healthcare Bhd. (Cost $120,620)	88,799	105,738
Netherlands 4.0%
Adyen NV 144A*	60	50,985
ASML Holding NV	550	145,801
ING Groep NV	16,397	85,419
Koninklijke Philips NV	4,977	200,652
Prosus NV*	1,047	73,379
(Cost $660,184)		556,236
Norway 0.5%
Mowi ASA (Cost $50,908)	4,230	63,700
Singapore 1.8%
DBS Group Holdings Ltd. (Cost $310,391)	19,400	251,078
South Africa 1.1%
Naspers Ltd. "N" (Cost $238,774)	1,047	148,750
Sweden 2.4%
Assa Abloy AB "B"	3,000	56,508
Hexagon AB "B"	1,080	45,645
Nobina AB 144A	22,904	124,845
Spotify Technology SA* (a)	937	113,789
(Cost $380,388)		340,787
Switzerland 10.6%
Alcon, Inc.*	640	32,781
Julius Baer Group Ltd.*	1,404	47,443
Lonza Group AG (Registered)	1,320	548,262
Nestle SA (Registered)	3,531	361,258
Novartis AG (Registered)	2,716	223,580
Roche Holding AG (Genusschein)	815	263,959
(Cost $935,147)		1,477,283
Taiwan 1.4%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $127,110)	21,000	190,134
United Kingdom 3.0%
Clinigen Healthcare Ltd.*	9,466	63,403
Compass Group PLC	7,068	110,407
Farfetch Ltd. "A"* (a)	4,029	31,829
Halma PLC	4,945	117,342
Prudential PLC	7,000	88,822
(Cost $495,595)		411,803
United States 6.7%
Activision Blizzard, Inc.	2,100	124,908
EPAM Systems, Inc.*	1,363	253,055
Marsh & McLennan Companies, Inc.	1,696	146,636
MasterCard, Inc. "A"	631	152,424
NVIDIA Corp.	332	87,515
Schlumberger Ltd.	2,602	35,101
Thermo Fisher Scientific, Inc.	446	126,486
(Cost $576,026)		926,125
Total Common Stocks (Cost $12,105,802)		13,025,400
Convertible Preferred Stocks 0.1%
United States
Providence Service Corp. (c) (Cost $13,600)	136	18,715
Preferred Stocks 0.8%
Germany
Sartorius AG (Cost $106,084)	459	111,493
Exchange-Traded Funds 0.5%
United States
iShares MSCI Japan ETF (Cost $85,072)	1,425	70,381
Securities Lending Collateral 2.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares, 0.33% (d) (e) (Cost $293,779)	293,780	293,779
Cash Equivalents 3.0%
DWS Central Cash Management Government Fund, 0.32% (d) (Cost $410,892)	410,892	410,892
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $13,015,230)	100.3	13,930,660
Other Assets and Liabilities, Net	(0.3)	(42,414)
Net Assets	100.0	13,888,246

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2020	Value ($) at 3/31/2020
Securities Lending Collateral 2.1%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (d) (e)
290,624	3,155(f)	—	—	—	942	—	293,779	293,779
Cash Equivalents 3.0%
DWS Central Cash Management Government Fund, 0.32% (d)
241,211	1,160,725	991,044	—	—	960	—	410,892	410,892
531,835	1,163,880	991,044	—	—	1,902	—	704,671	704,671

*	Non-income producing security.
(a)	Listed on the New York Stock Exchange.
(b)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2020 amounted to $288,921, which is 2.1% of net assets.
(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2020.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
MSCI: Morgan Stanley Capital International

At March 31, 2020 the DWS International Growth VIP had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Exchange Traded Funds, Securities Lending Collateral and Cash Equivalents
Information Technology	2,536,715	19%
Health Care	2,463,861	19%
Financials	2,235,610	17%
Industrials	1,763,584	13%
Consumer Discretionary	1,596,882	12%
Consumer Staples	1,032,400	8%
Communication Services	742,813	6%
Materials	518,846	4%
Energy	264,897	2%
Total	13,155,608	100%
Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$218,157	$—	$—	$218,157
Brazil	127,930	—	—	127,930
Canada	1,176,343	—	—	1,176,343
China	502,038	693,442	—	1,195,480
Finland	—	36,942	—	36,942
France	—	1,600,399	—	1,600,399
Germany	—	1,780,635	—	1,780,635
Hong Kong	—	103,659	—	103,659
Ireland	—	507,176	—	507,176
Japan	—	1,343,964	—	1,343,964
Korea	—	225,384	—	225,384
Luxembourg	—	121,014	—	121,014
Macau	—	116,683	—	116,683
Malaysia	—	105,738	—	105,738
Netherlands	—	556,236	—	556,236
Norway	—	63,700	—	63,700
Singapore	—	251,078	—	251,078
South Africa	—	148,750	—	148,750
Sweden	113,789	226,998	—	340,787
Switzerland	—	1,477,283	—	1,477,283
Taiwan	—	190,134	—	190,134
United Kingdom	31,829	379,974	—	411,803
United States	926,125	—	—	926,125
Convertible Preferred Stocks	—	—	18,715	18,715
Preferred Stocks	—	111,493	—	111,493
Exchange-Traded Funds	70,381	—	—	70,381
Short-Term Investments (g)	704,671	—	—	704,671
Total	$3,871,263	$10,040,682	$18,715	$13,930,660

(g)	See Investment Portfolio for additional detailed categorizations.